iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
..................... 51,880 $ 13,402,160
Boeing Co. (The)
(a)
........................ 410,148 106,909,178
BWX Technologies, Inc. .................... 66,394 5,094,412
Curtiss-Wright Corp. ....................... 27,849 6,204,479
General Dynamics Corp. .................... 180,518 46,875,109
HEICO Corp. ........................... 33,442 5,981,771
HEICO Corp. , Class A ...................... 59,158 8,426,465
Hexcel Corp. ............................ 61,424 4,530,020
Howmet Aerospace, Inc. .................... 277,135 14,998,546
Huntington Ingalls Industries, Inc. .............. 28,593 7,423,887
L3Harris Technologies, Inc. .................. 138,718 29,216,785
Lockheed Martin Corp. ..................... 162,941 73,851,379
Mercury Systems, Inc.
(a) (b)
................... 41,214 1,507,196
Northrop Grumman Corp. ................... 105,150 49,224,921
RTX Corp. ............................. 1,057,751 88,999,169
Spirit AeroSystems Holdings, Inc. , Class A
(a)
....... 79,880 2,538,586
Textron, Inc. ............................ 144,410 11,613,452
TransDigm Group, Inc. ..................... 39,062 39,515,119
Woodward, Inc. .......................... 44,313 6,032,329
522,344,963
a
Air Freight & Logistics  —  0 .5%
CH Robinson Worldwide, Inc. ................ 84,800 7,325,872
Expeditors International of Washington, Inc. ....... 108,530 13,805,016
FedEx Corp. ............................ 170,322 43,086,356
GXO Logistics, Inc.
(a)
...................... 85,361 5,220,679
United Parcel Service, Inc. , Class B ............ 532,642 83,747,302
153,185,225
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 198,679 17,825,480
BorgWarner, Inc. ......................... 170,632 6,117,157
Gentex Corp. ........................... 170,759 5,576,989
Lear Corp. ............................. 43,092 6,085,021
Phinia, Inc. ............................. 34,113 1,033,283
QuantumScape Corp. , Class A
(a) (b)
............. 233,168 1,620,518
38,258,448
a
Automobiles  —  1 .8%
Ford Motor Co. .......................... 2,882,895 35,142,490
General Motors Co. ....................... 1,007,816 36,200,751
Harley-Davidson, Inc. ...................... 97,356 3,586,595
Lucid Group, Inc.
(a) (b)
....................... 543,670 2,288,851
Rivian Automotive, Inc. , Class A
(a) (b)
............. 486,230 11,406,956
Tesla, Inc.
(a)
............................. 2,029,487 504,286,930
Thor Industries, Inc. ....................... 38,062 4,500,831
597,413,404
a
Banks  —  3 .3%
Bank of America Corp. ..................... 5,068,643 170,661,210
Bank OZK ............................. 77,400 3,856,842
BOK Financial Corp. ....................... 21,419 1,834,537
Citigroup, Inc. ........................... 1,406,619 72,356,481
Citizens Financial Group, Inc. ................ 346,001 11,466,473
Columbia Banking System, Inc. ............... 151,559 4,043,594
Comerica, Inc. ........................... 96,361 5,377,907
Commerce Bancshares, Inc. ................. 87,680 4,682,989
Cullen/Frost Bankers, Inc. ................... 42,957 4,660,405
East West Bancorp, Inc. .................... 102,614 7,383,077
Fifth Third Bancorp ....................... 500,816 17,273,144
First Citizens BancShares, Inc. , Class A .......... 8,054 11,428,384
First Hawaiian, Inc. ....................... 93,213 2,130,849
First Horizon Corp. ........................ 407,572 5,771,220
Security Shares Value
a
Banks (continued)
FNB Corp. ............................. 266,614 $ 3,671,275
Huntington Bancshares, Inc. ................. 1,049,663 13,351,713
JPMorgan Chase & Co. .................... 2,123,247 361,164,315
KeyCorp ............................... 680,974 9,806,026
M&T Bank Corp. ......................... 120,730 16,549,668
New York Community Bancorp, Inc. ............ 520,054 5,320,153
NU Holdings, Ltd. , Class A
(a)
................. 1,723,235 14,354,548
Pinnacle Financial Partners, Inc. ............... 56,803 4,954,358
PNC Financial Services Group, Inc. (The) ........ 292,614 45,311,278
Popular, Inc. ............................ 53,518 4,392,222
Prosperity Bancshares, Inc. .................. 63,614 4,308,576
Regions Financial Corp. .................... 685,539 13,285,746
Synovus Financial Corp. .................... 104,809 3,946,059
TFS Financial Corp. ....................... 43,522 639,338
Truist Financial Corp. ...................... 973,759 35,951,182
U.S. Bancorp ........................... 1,144,318 49,526,083
Webster Financial Corp. .................... 126,161 6,403,932
Wells Fargo & Co. ........................ 2,699,471 132,867,963
Western Alliance Bancorp ................... 78,173 5,143,002
Wintrust Financial Corp. .................... 46,096 4,275,404
Zions Bancorp NA ........................ 108,040 4,739,715
1,062,889,668
a
Beverages  —  1 .4%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 6,838 2,363,144
Brown-Forman Corp. , Class A
(b)
............... 36,161 2,154,834
Brown-Forman Corp. , Class B , NVS ............ 137,051 7,825,612
Celsius Holdings, Inc.
(a) (b)
.................... 105,311 5,741,556
Coca-Cola Co. (The) ...................... 2,864,743 168,819,305
Constellation Brands, Inc. , Class A ............. 118,164 28,566,147
Keurig Dr Pepper, Inc. ..................... 702,042 23,392,039
Molson Coors Beverage Co. , Class B ........... 129,306 7,914,820
Monster Beverage Corp.
(a)
................... 547,380 31,534,562
PepsiCo, Inc. ........................... 1,013,322 172,102,609
450,414,628
a
Biotechnology  —  2 .1%
AbbVie, Inc. ............................ 1,297,984 201,148,581
Alnylam Pharmaceuticals, Inc.
(a)
............... 90,867 17,392,852
Amgen, Inc. ............................ 392,925 113,170,259
Apellis Pharmaceuticals, Inc.
(a) (b)
............... 75,967 4,547,385
Biogen, Inc.
(a)
........................... 105,504 27,301,270
BioMarin Pharmaceutical, Inc.
(a)
............... 137,627 13,269,995
Exact Sciences Corp.
(a) (b)
.................... 130,434 9,649,507
Exelixis, Inc.
(a)
........................... 232,490 5,577,435
Gilead Sciences, Inc. ...................... 919,323 74,474,356
Incyte Corp.
(a)
........................... 134,897 8,470,183
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 104,971 5,310,483
Karuna Therapeutics, Inc.
(a)
.................. 25,939 8,209,953
Mirati Therapeutics, Inc.
(a)
................... 40,308 2,368,095
Moderna, Inc.
(a)
.......................... 245,380 24,403,041
Natera, Inc.
(a)
........................... 79,147 4,957,768
Neurocrine Biosciences, Inc.
(a)
................ 70,884 9,339,676
Regeneron Pharmaceuticals, Inc.
(a)
............. 75,367 66,194,082
Roivant Sciences, Ltd.
(a)
.................... 254,826 2,861,696
Sarepta Therapeutics, Inc.
(a) (b)
................ 65,302 6,297,072
Ultragenyx Pharmaceutical, Inc.
(a) (b)
............. 57,906 2,769,065
United Therapeutics Corp.
(a)
.................. 33,232 7,307,384
Vertex Pharmaceuticals, Inc.
(a)
................ 189,475 77,095,483
692,115,621
a
Broadline Retail  —  3 .3%
Amazon.com, Inc.
(a)
....................... 6,626,982 1,006,903,645
Coupang, Inc.
(a) (b)
......................... 799,790 12,948,600
eBay, Inc. .............................. 394,946 17,227,545

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Broadline Retail (continued)
Etsy, Inc.
(a)
............................. 89,574 $ 7,259,973
Kohl's Corp. ............................ 80,786 2,316,942
Macy's, Inc. ............................ 198,034 3,984,444
Nordstrom, Inc. .......................... 80,315 1,481,812
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 46,235 3,508,774
1,055,631,735
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 88,938 7,332,049
Advanced Drainage Systems, Inc.
(b)
............ 49,994 7,031,156
Allegion PLC ............................ 64,108 8,121,842
Armstrong World Industries, Inc. ............... 33,255 3,269,632
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 97,308 3,722,031
Builders FirstSource, Inc.
(a) (b)
................. 90,634 15,130,440
Carlisle Companies, Inc. .................... 35,576 11,115,010
Carrier Global Corp. ....................... 611,753 35,145,210
Fortune Brands Innovations, Inc. .............. 93,516 7,120,308
Hayward Holdings, Inc.
(a)
.................... 104,508 1,421,309
Johnson Controls International PLC ............ 500,100 28,825,764
Lennox International, Inc. ................... 23,752 10,629,495
Masco Corp. ............................ 164,004 10,984,988
Owens Corning .......................... 65,502 9,709,361
Trane Technologies PLC .................... 167,179 40,774,958
Trex Co., Inc.
(a) (b)
......................... 80,211 6,640,669
206,974,222
a
Capital Markets  —  3 .2%
Affiliated Managers Group, Inc. ............... 25,986 3,934,800
Ameriprise Financial, Inc. ................... 75,650 28,734,139
Ares Management Corp. , Class A .............. 120,368 14,314,163
Bank of New York Mellon Corp. (The) ........... 567,792 29,553,574
BlackRock, Inc.
(c)
......................... 109,337 88,759,777
Blackstone, Inc. , NVS ...................... 524,043 68,607,710
Blue Owl Capital, Inc. , Class A ................ 332,040 4,947,396
Carlyle Group, Inc. (The) .................... 155,233 6,316,431
Cboe Global Markets, Inc. ................... 77,647 13,864,648
Charles Schwab Corp. (The) ................. 1,090,134 75,001,219
CME Group, Inc. , Class A ................... 263,875 55,572,075
Coinbase Global, Inc. , Class A
(a)
............... 124,881 21,719,304
Evercore, Inc. , Class A ..................... 26,521 4,536,417
FactSet Research Systems, Inc. ............... 28,374 13,535,817
Franklin Resources, Inc. .................... 210,882 6,282,175
Goldman Sachs Group, Inc. (The) ............. 234,537 90,477,338
Houlihan Lokey, Inc. , Class A ................. 38,126 4,571,689
Interactive Brokers Group, Inc. , Class A .......... 75,145 6,229,520
Intercontinental Exchange, Inc. ............... 416,513 53,492,765
Invesco Ltd. ............................ 270,227 4,820,850
Janus Henderson Group PLC ................ 100,016 3,015,482
Jefferies Financial Group, Inc. ................ 133,087 5,378,046
KKR & Co., Inc. .......................... 486,826 40,333,534
Lazard, Inc. , Class A ....................... 79,874 2,779,615
LPL Financial Holdings, Inc. .................. 55,400 12,610,148
MarketAxess Holdings, Inc. .................. 27,301 7,995,098
Moody's Corp. ........................... 116,523 45,509,223
Morgan Stanley .......................... 884,595 82,488,484
Morningstar, Inc. ......................... 18,957 5,426,252
MSCI, Inc. , Class A ....................... 56,339 31,868,155
Nasdaq, Inc. ............................ 249,335 14,496,337
Northern Trust Corp. ....................... 150,880 12,731,254
Raymond James Financial, Inc. ............... 138,789 15,474,973
Robinhood Markets, Inc. , Class A
(a)
............. 484,472 6,172,173
S&P Global, Inc. ......................... 235,947 103,939,372
SEI Investments Co. ....................... 74,729 4,749,028
State Street Corp. ........................ 227,138 17,594,109
Stifel Financial Corp. ...................... 72,890 5,040,343
Security Shares Value
a
Capital Markets (continued)
T Rowe Price Group, Inc. ................... 161,001 $ 17,338,198
TPG, Inc. , Class A ........................ 46,818 2,021,133
Tradeweb Markets, Inc. , Class A ............... 83,748 7,611,018
Virtu Financial, Inc. , Class A .................. 61,862 1,253,324
XP, Inc. , Class A ......................... 242,412 6,319,681
1,047,416,787
a
Chemicals  —  1 .6%
Air Products and Chemicals, Inc. .............. 163,579 44,787,930
Albemarle Corp. ......................... 85,930 12,415,166
Ashland, Inc. ............................ 34,632 2,919,824
Axalta Coating Systems Ltd.
(a)
................ 166,142 5,643,844
Celanese Corp. .......................... 72,145 11,209,169
CF Industries Holdings, Inc. .................. 141,484 11,247,978
Chemours Co. (The) ....................... 107,846 3,401,463
Corteva, Inc. ............................ 522,481 25,037,290
Dow, Inc. .............................. 521,980 28,625,383
DuPont de Nemours, Inc. ................... 337,229 25,943,027
Eastman Chemical Co. ..................... 86,686 7,786,137
Ecolab, Inc. ............................ 183,141 36,326,017
Element Solutions, Inc. ..................... 166,049 3,842,374
FMC Corp. ............................. 90,905 5,731,560
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 1,120,251 1,893,224
Huntsman Corp. ......................... 123,518 3,104,007
International Flavors & Fragrances, Inc. .......... 187,679 15,196,369
Linde PLC ............................. 356,522 146,427,151
LyondellBasell Industries NV , Class A ........... 190,904 18,151,152
Mosaic Co. (The) ......................... 241,532 8,629,938
NewMarket Corp. ......................... 4,549 2,482,981
Olin Corp. .............................. 89,958 4,853,234
PPG Industries, Inc. ....................... 172,808 25,843,436
RPM International, Inc. ..................... 92,733 10,351,785
Scotts Miracle-Gro Co. (The) , Class A ........... 29,304 1,868,130
Sherwin-Williams Co. (The) .................. 175,147 54,628,349
Westlake Corp. .......................... 23,919 3,347,703
521,694,621
a
Commercial Services & Supplies  —  0 .6%
Cintas Corp. ............................ 63,645 38,356,296
Clean Harbors, Inc.
(a)
...................... 36,923 6,443,433
Copart, Inc.
(a)
........................... 631,781 30,957,269
Driven Brands Holdings, Inc.
(a)
................ 45,807 653,208
MSA Safety, Inc. ......................... 26,595 4,490,034
RB Global, Inc.
(b)
......................... 132,543 8,865,801
Republic Services, Inc. ..................... 151,923 25,053,622
Rollins, Inc. ............................. 187,185 8,174,369
Stericycle, Inc.
(a) (b)
........................ 66,575 3,299,457
Tetra Tech, Inc. .......................... 38,538 6,433,148
Veralto Corp. ............................ 160,398 13,194,339
Vestis Corp. ............................ 84,300 1,782,102
Waste Management, Inc. .................... 299,451 53,631,674
201,334,752
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a) (b)
.................... 184,123 43,362,808
Ciena Corp.
(a)
........................... 108,372 4,877,824
Cisco Systems, Inc. ....................... 2,982,649 150,683,427
F5, Inc.
(a)
.............................. 43,207 7,733,189
Juniper Networks, Inc. ..................... 232,120 6,842,898
Lumentum Holdings, Inc.
(a) (b)
................. 49,895 2,615,496
Motorola Solutions, Inc. .................... 121,317 37,983,139
Ubiquiti, Inc. ............................ 3,064 427,612
Viasat, Inc.
(a) (b)
........................... 85,677 2,394,672
256,921,065
a

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Construction & Engineering  —  0 .2%
AECOM ............................... 95,440 $ 8,821,519
EMCOR Group, Inc. ....................... 34,205 7,368,783
MasTec, Inc.
(a)
........................... 47,224 3,575,801
MDU Resources Group, Inc. ................. 151,812 3,005,878
Quanta Services, Inc. ...................... 105,497 22,766,253
Valmont Industries, Inc. ..................... 15,251 3,561,261
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 143,529 6,387,040
55,486,535
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 25,820 5,237,329
Martin Marietta Materials, Inc. ................ 45,440 22,670,470
Vulcan Materials Co. ...................... 97,055 22,032,456
49,940,255
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 197,799 6,907,141
American Express Co. ..................... 426,666 79,931,609
Capital One Financial Corp. .................. 278,862 36,564,386
Credit Acceptance Corp.
(a) (b)
.................. 4,514 2,404,743
Discover Financial Services .................. 184,186 20,702,506
OneMain Holdings, Inc. ..................... 85,206 4,192,135
SLM Corp. ............................. 164,249 3,140,441
SoFi Technologies, Inc.
(a) (b)
.................. 691,722 6,882,634
Synchrony Financial ....................... 304,175 11,616,443
172,342,038
a
Consumer Staples Distribution & Retail  —  1 .8%
Albertsons Companies, Inc. , Class A ............ 303,997 6,991,931
BJ's Wholesale Club Holdings, Inc.
(a)
............ 96,864 6,456,954
Casey's General Stores, Inc. ................. 27,682 7,605,353
Costco Wholesale Corp. .................... 325,875 215,103,570
Dollar General Corp. ...................... 161,547 21,962,315
Dollar Tree, Inc.
(a) (b)
....................... 152,958 21,727,684
Grocery Outlet Holding Corp.
(a) (b)
............... 68,102 1,836,030
Kroger Co. (The) ......................... 479,443 21,915,339
Maplebear, Inc.
(a) (b)
........................ 15,438 362,330
Performance Food Group Co.
(a)
............... 113,254 7,831,514
Sysco Corp. ............................ 372,490 27,240,194
Target Corp. ............................ 339,259 48,317,267
U.S. Foods Holding Corp.
(a)
.................. 165,357 7,508,861
Walgreens Boots Alliance, Inc. ................ 526,014 13,734,225
Walmart, Inc. ............................ 1,049,892 165,515,474
574,109,041
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 1,058,834 10,207,160
AptarGroup, Inc. ......................... 48,729 6,023,879
Ardagh Group SA ........................ 12,001 89,767
Ardagh Metal Packaging SA ................. 108,872 418,068
Avery Dennison Corp. ...................... 59,849 12,099,074
Ball Corp. .............................. 225,944 12,996,299
Berry Global Group, Inc. .................... 89,044 6,000,675
Crown Holdings, Inc. ...................... 77,442 7,131,634
Graphic Packaging Holding Co. ............... 220,863 5,444,273
International Paper Co. ..................... 252,797 9,138,612
Packaging Corp. of America ................. 64,587 10,521,868
Sealed Air Corp. ......................... 109,131 3,985,464
Silgan Holdings, Inc. ....................... 62,765 2,840,116
Sonoco Products Co. ...................... 70,404 3,933,471
Westrock Co. ........................... 189,153 7,853,633
98,683,993
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 102,990 14,264,115
LKQ Corp. ............................. 194,424 9,291,523
Security Shares Value
a
Distributors (continued)
Pool Corp. ............................. 28,163 $ 11,228,870
34,784,508
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 151,243 1,031,477
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 41,757 3,935,180
Grand Canyon Education, Inc.
(a)
............... 22,917 3,025,961
H&R Block, Inc. .......................... 106,289 5,141,199
Mister Car Wash, Inc.
(a) (b)
.................... 55,753 481,706
Service Corp. International .................. 108,707 7,440,994
21,056,517
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 156,353 10,133,238
a
Diversified Telecommunication Services  —  0 .6%
AT&T, Inc. .............................. 5,265,977 88,363,094
Frontier Communications Parent, Inc.
(a) (b)
......... 177,230 4,491,008
Iridium Communications, Inc. ................. 90,985 3,744,943
Verizon Communications, Inc. ................ 3,095,413 116,697,070
213,296,115
a
Electric Utilities  —  1 .4%
Alliant Energy Corp. ....................... 184,058 9,442,175
American Electric Power Co., Inc. .............. 379,027 30,784,573
Avangrid, Inc. ........................... 51,284 1,662,114
Constellation Energy Corp. .................. 237,183 27,724,321
Duke Energy Corp. ....................... 566,523 54,975,392
Edison International ....................... 276,578 19,772,561
Entergy Corp. ........................... 156,464 15,832,592
Evergy, Inc. ............................. 163,815 8,551,143
Eversource Energy ....................... 256,787 15,848,894
Exelon Corp. ............................ 732,537 26,298,078
FirstEnergy Corp. ........................ 397,379 14,567,914
Hawaiian Electric Industries, Inc. .............. 79,049 1,121,705
IDACORP, Inc. .......................... 36,462 3,584,944
NextEra Energy, Inc. ...................... 1,489,003 90,442,042
NRG Energy, Inc. ......................... 168,444 8,708,555
OGE Energy Corp. ........................ 150,319 5,250,643
PG&E Corp. ............................ 1,502,019 27,081,403
Pinnacle West Capital Corp. ................. 82,929 5,957,619
PPL Corp. ............................. 542,070 14,690,097
Southern Co. (The) ....................... 800,987 56,165,209
Xcel Energy, Inc. ......................... 404,981 25,072,374
463,534,348
a
Electrical Equipment  —  0 .7%
Acuity Brands, Inc.
(b)
....................... 23,380 4,788,925
AMETEK, Inc. ........................... 168,807 27,834,586
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 206,688 483,650
Eaton Corp. PLC ......................... 293,738 70,737,985
Emerson Electric Co. ...................... 419,401 40,820,299
Generac Holdings, Inc.
(a)
.................... 44,939 5,807,916
Hubbell, Inc. ............................ 39,081 12,854,913
nVent Electric PLC ........................ 120,264 7,106,400
Plug Power, Inc.
(a) (b)
....................... 385,336 1,734,012
Regal Rexnord Corp. ...................... 48,623 7,197,177
Rockwell Automation, Inc. ................... 84,748 26,312,559
Sensata Technologies Holding PLC ............ 111,685 4,196,006
Sunrun, Inc.
(a) (b)
.......................... 152,530 2,994,164
Vertiv Holdings Co. , Class A ................. 250,994 12,055,242
224,923,834
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 429,920 42,617,970
Arrow Electronics, Inc.
(a)
.................... 40,713 4,977,164

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Avnet, Inc. ............................. 68,514 $ 3,453,106
CDW Corp. ............................. 98,924 22,487,404
Cognex Corp. ........................... 126,294 5,271,512
Coherent Corp.
(a)
......................... 95,682 4,165,037
Corning, Inc. ............................ 562,033 17,113,905
Crane NXT Co. .......................... 35,471 2,017,236
IPG Photonics Corp.
(a)
..................... 21,872 2,373,987
Jabil, Inc. .............................. 91,537 11,661,814
Keysight Technologies, Inc.
(a)
................. 131,017 20,843,494
Littelfuse, Inc. ........................... 17,604 4,710,126
TD SYNNEX Corp. ........................ 38,855 4,181,187
Teledyne Technologies, Inc.
(a)
................. 34,249 15,284,986
Trimble, Inc.
(a) (b)
.......................... 180,545 9,604,994
Vontier Corp. ............................ 113,770 3,930,753
Zebra Technologies Corp. , Class A
(a)
............ 37,367 10,213,522
184,908,197
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 745,196 25,470,799
Halliburton Co. .......................... 661,982 23,930,650
NOV, Inc. .............................. 293,418 5,950,517
Schlumberger Ltd. ........................ 1,047,048 54,488,378
TechnipFMC PLC ........................ 320,322 6,451,285
116,291,629
a
Entertainment  —  1 .3%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 146,070 893,948
Electronic Arts, Inc. ....................... 198,960 27,219,718
Liberty Broadband Corp. , Class C , NVS
(a)
........ 84,661 6,822,830
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 18,529 1,074,311
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 143,023 9,029,042
Liberty Media Corp.-Liberty Live , Series A
(a)
....... 14,179 518,242
Liberty Media Corp.-Liberty Live , Series C
(a)
....... 33,850 1,265,652
Live Nation Entertainment, Inc.
(a)
.............. 114,333 10,701,569
Madison Square Garden Sports Corp. , Class A
(a)
.... 13,937 2,534,165
Netflix, Inc.
(a)
............................ 317,553 154,610,205
Playtika Holding Corp.
(a)
.................... 17,193 149,923
ROBLOX Corp. , Class A
(a) (b)
.................. 342,227 15,646,618
Roku, Inc. , Class A
(a)
...................... 90,073 8,256,091
Spotify Technology SA
(a)
.................... 102,445 19,250,440
Take-Two Interactive Software, Inc.
(a) (b)
.......... 121,429 19,543,997
TKO Group Holdings, Inc. , Class A ............. 44,734 3,649,400
Walt Disney Co. (The) ..................... 1,345,071 121,446,461
Warner Bros Discovery, Inc. , Series A
(a)
.......... 1,626,088 18,504,881
421,117,493
a
Financial Services  —  4 .1%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 166,460 8,179,845
Apollo Global Management, Inc. ............... 383,357 35,725,039
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,346,939 480,399,264
Block, Inc. , Class A
(a) (b)
..................... 398,240 30,803,864
Equitable Holdings, Inc. .................... 255,456 8,506,685
Euronet Worldwide, Inc.
(a)
................... 34,686 3,520,282
Fidelity National Information Services, Inc. ........ 436,469 26,218,693
Fiserv, Inc.
(a)
............................ 439,504 58,383,711
FleetCor Technologies, Inc.
(a)
................. 53,148 15,020,156
Global Payments, Inc. ..................... 190,104 24,143,208
Jack Henry & Associates, Inc. ................ 54,038 8,830,350
Mastercard, Inc. , Class A .................... 610,724 260,479,893
MGIC Investment Corp. .................... 202,335 3,903,042
NCR Atleos Corp.
(a)
....................... 48,015 1,166,284
PayPal Holdings, Inc.
(a)
..................... 809,887 49,735,161
Rocket Companies, Inc. , Class A
(a) (b)
............ 86,636 1,254,489
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 40,029 2,975,756
Security Shares Value
a
Financial Services (continued)
Toast, Inc. , Class A
(a) (b)
..................... 268,805 $ 4,908,379
UWM Holdings Corp. , Class A ................ 66,295 474,009
Visa, Inc. , Class A ........................ 1,173,309 305,470,998
Voya Financial, Inc. ....................... 72,127 5,262,386
Western Union Co. (The) ................... 210,766 2,512,331
WEX, Inc.
(a)
............................. 31,035 6,037,859
1,343,911,684
a
Food Products  —  0 .9%
Archer-Daniels-Midland Co. .................. 391,719 28,289,946
Bunge Global SA ......................... 106,345 10,735,528
Campbell Soup Co. ....................... 142,958 6,180,074
Conagra Brands, Inc. ...................... 350,750 10,052,495
Darling Ingredients, Inc.
(a)
................... 115,867 5,774,811
Flowers Foods, Inc. ....................... 135,435 3,048,642
Freshpet, Inc.
(a)
.......................... 31,400 2,724,264
General Mills, Inc. ........................ 427,484 27,846,308
Hershey Co. (The) ........................ 110,526 20,606,467
Hormel Foods Corp. ....................... 214,112 6,875,136
Ingredion, Inc. ........................... 49,118 5,330,777
J M Smucker Co. (The) ..................... 75,197 9,503,397
Kellanova .............................. 189,543 10,597,349
Kraft Heinz Co. (The) ...................... 592,263 21,901,886
Lamb Weston Holdings, Inc. ................. 107,742 11,645,833
McCormick & Co., Inc. , NVS ................. 183,063 12,525,171
Mondelez International, Inc. , Class A ............ 1,000,217 72,445,717
Pilgrim's Pride Corp.
(a)
..................... 34,877 964,698
Post Holdings, Inc.
(a)
....................... 37,216 3,277,241
Seaboard Corp. .......................... 145 517,665
Tyson Foods, Inc. , Class A .................. 204,459 10,989,671
WK Kellogg Co .......................... 47,388 622,678
282,455,754
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 109,170 12,652,803
National Fuel Gas Co. ..................... 65,389 3,280,566
UGI Corp. .............................. 153,297 3,771,106
19,704,475
a
Ground Transportation  —  1 .2%
Avis Budget Group, Inc. .................... 14,914 2,643,656
CSX Corp. ............................. 1,449,600 50,257,632
Hertz Global Holdings, Inc.
(a) (b)
................ 98,100 1,019,259
JB Hunt Transport Services, Inc. .............. 60,352 12,054,708
Knight-Swift Transportation Holdings, Inc. , Class A .. 113,508 6,543,736
Landstar System, Inc. ...................... 26,177 5,069,176
Lyft, Inc. , Class A
(a)
........................ 246,180 3,690,238
Norfolk Southern Corp. ..................... 167,152 39,511,390
Old Dominion Freight Line, Inc.
(b)
.............. 72,444 29,363,726
Ryder System, Inc. ........................ 32,816 3,775,809
Saia, Inc.
(a)
............................. 19,370 8,488,321
Schneider National, Inc. , Class B .............. 43,059 1,095,852
Uber Technologies, Inc.
(a)
................... 1,447,474 89,120,974
U-Haul Holding Co.
(a)
...................... 6,536 469,285
U-Haul Holding Co. , Series N , NVS
(b)
........... 73,541 5,180,228
Union Pacific Corp. ....................... 448,335 110,120,043
XPO, Inc.
(a)
............................. 83,100 7,278,729
375,682,762
a
Health Care Equipment & Supplies  —  2 .5%
Abbott Laboratories ....................... 1,273,278 140,149,709
Align Technology, Inc.
(a)
..................... 55,760 15,278,240
Baxter International, Inc. .................... 374,028 14,459,922
Becton Dickinson & Co. .................... 212,766 51,878,734
Boston Scientific Corp.
(a)
.................... 1,075,307 62,163,498

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Cooper Companies, Inc. (The) ................ 35,572 $ 13,461,868
Dentsply Sirona, Inc. ...................... 155,651 5,539,619
Dexcom, Inc.
(a)
.......................... 284,799 35,340,708
Edwards Lifesciences Corp.
(a)
................ 442,256 33,722,020
Enovis Corp.
(a) (b)
.......................... 36,972 2,071,171
Envista Holdings Corp.
(a)
.................... 121,501 2,923,314
GE HealthCare Technologies, Inc. ............. 285,982 22,112,128
Globus Medical, Inc. , Class A
(a)
............... 86,701 4,620,296
Hologic, Inc.
(a)
........................... 179,973 12,859,071
ICU Medical, Inc.
(a)
........................ 14,397 1,435,957
IDEXX Laboratories, Inc.
(a)
................... 60,554 33,610,498
Inspire Medical Systems, Inc.
(a) (b)
.............. 21,000 4,272,030
Insulet Corp.
(a)
........................... 51,456 11,164,923
Integra LifeSciences Holdings Corp.
(a)
........... 49,046 2,135,953
Intuitive Surgical, Inc.
(a)
..................... 256,882 86,661,712
Masimo Corp.
(a)
.......................... 31,639 3,708,407
Medtronic PLC .......................... 976,959 80,481,882
Novocure Ltd.
(a)
.......................... 75,213 1,122,930
Penumbra, Inc.
(a) (b)
........................ 26,482 6,661,282
QuidelOrtho Corp.
(a) (b)
...................... 39,009 2,874,963
ResMed, Inc. ........................... 106,182 18,265,428
Shockwave Medical, Inc.
(a)
................... 26,444 5,039,169
STERIS PLC ............................ 72,726 15,988,811
Stryker Corp. ........................... 261,276 78,241,711
Tandem Diabetes Care, Inc.
(a)
................ 46,044 1,361,982
Teleflex, Inc. ............................ 35,029 8,734,131
Zimmer Biomet Holdings, Inc. ................ 154,447 18,796,200
797,138,267
a
Health Care Providers & Services  —  2 .7%
Acadia Healthcare Co., Inc.
(a)
................. 66,506 5,171,507
agilon health, Inc.
(a) (b)
...................... 213,043 2,673,690
Amedisys, Inc.
(a)
......................... 23,215 2,206,818
Cardinal Health, Inc. ....................... 181,834 18,328,867
Cencora, Inc. ........................... 119,068 24,454,186
Centene Corp.
(a)
......................... 392,405 29,120,375
Chemed Corp. ........................... 10,654 6,229,926
Cigna Group (The) ........................ 214,670 64,282,931
CVS Health Corp. ........................ 941,840 74,367,686
DaVita, Inc.
(a)
............................ 39,404 4,127,963
Elevance Health, Inc. ...................... 174,355 82,218,844
Encompass Health Corp. ................... 74,278 4,955,828
HCA Healthcare, Inc. ...................... 145,932 39,500,874
Henry Schein, Inc.
(a) (b)
...................... 95,100 7,200,021
Humana, Inc. ........................... 92,075 42,152,856
Laboratory Corp. of America Holdings ........... 62,495 14,204,489
McKesson Corp. ......................... 99,548 46,088,733
Molina Healthcare, Inc.
(a)
.................... 42,701 15,428,298
Premier, Inc. , Class A ...................... 88,313 1,974,679
Quest Diagnostics, Inc. ..................... 82,601 11,389,026
R1 RCM, Inc.
(a)
.......................... 111,565 1,179,242
Tenet Healthcare Corp.
(a)
.................... 73,646 5,565,428
UnitedHealth Group, Inc. .................... 683,723 359,959,648
Universal Health Services, Inc. , Class B ......... 44,708 6,815,287
869,597,202
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 274,263 4,725,552
Healthpeak Properties, Inc. .................. 407,481 8,068,124
Medical Properties Trust, Inc. ................. 428,757 2,105,197
Omega Healthcare Investors, Inc. .............. 180,327 5,528,826
Ventas, Inc. ............................ 294,922 14,698,912
Welltower, Inc. ........................... 395,866 35,695,237
70,821,848
a
Security Shares Value
a
Health Care Technology  —  0 .1%
Certara, Inc.
(a) (b)
.......................... 84,429 $ 1,485,106
Doximity, Inc. , Class A
(a) (b)
................... 92,949 2,606,290
Teladoc Health, Inc.
(a) (b)
..................... 116,728 2,515,488
Veeva Systems, Inc. , Class A
(a)
............... 106,594 20,521,477
27,128,361
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 525,047 10,222,665
Park Hotels & Resorts, Inc. .................. 163,443 2,500,678
12,723,343
a
Hotels, Restaurants & Leisure  —  2 .2%
Airbnb, Inc. , Class A
(a)
...................... 297,613 40,517,034
Aramark ............................... 175,651 4,935,793
Booking Holdings, Inc.
(a)
.................... 26,238 93,071,958
Boyd Gaming Corp. ....................... 53,595 3,355,583
Caesars Entertainment, Inc.
(a)
................ 151,154 7,086,100
Carnival Corp.
(a)
.......................... 726,231 13,464,323
Cava Group, Inc.
(a) (b)
....................... 11,834 508,625
Chipotle Mexican Grill, Inc.
(a)
................. 20,202 46,201,166
Choice Hotels International, Inc.
(b)
.............. 22,719 2,574,063
Churchill Downs, Inc. ...................... 52,433 7,074,785
Darden Restaurants, Inc. ................... 89,150 14,647,345
Domino's Pizza, Inc. ....................... 25,510 10,515,987
DoorDash, Inc. , Class A
(a) (b)
.................. 225,538 22,303,453
DraftKings, Inc. , Class A
(a)
................... 305,112 10,755,198
Expedia Group, Inc.
(a)
...................... 101,341 15,382,550
Hilton Worldwide Holdings, Inc. ............... 182,565 33,243,261
Hyatt Hotels Corp. , Class A .................. 32,362 4,220,328
Las Vegas Sands Corp. .................... 270,762 13,324,198
Marriott International, Inc. , Class A ............. 178,795 40,320,060
Marriott Vacations Worldwide Corp. ............. 26,327 2,234,899
McDonald's Corp. ........................ 536,440 159,059,824
MGM Resorts International
(a)
................. 207,415 9,267,302
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 314,716 6,306,909
Penn Entertainment, Inc.
(a)
................... 114,925 2,990,349
Planet Fitness, Inc. , Class A
(a)
................ 63,779 4,655,867
Royal Caribbean Cruises Ltd.
(a)
............... 172,516 22,339,097
Starbucks Corp. .......................... 829,836 79,672,554
Texas Roadhouse, Inc. ..................... 48,770 5,961,157
Travel + Leisure Co. ....................... 54,157 2,116,997
Vail Resorts, Inc. ......................... 28,048 5,987,407
Wendy's Co. (The) ........................ 128,929 2,511,537
Wingstop, Inc. ........................... 21,845 5,604,990
Wyndham Hotels & Resorts, Inc. .............. 58,802 4,728,269
Wynn Resorts Ltd. ........................ 75,661 6,893,474
Yum! Brands, Inc. ........................ 206,340 26,960,384
730,792,826
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 229,136 34,824,089
Garmin Ltd. ............................. 112,411 14,449,310
Leggett & Platt, Inc. ....................... 100,663 2,634,351
Lennar Corp. , Class A ...................... 180,236 26,862,373
Lennar Corp. , Class B ..................... 10,097 1,353,503
Mohawk Industries, Inc.
(a)
................... 38,069 3,940,141
Newell Brands, Inc. ....................... 278,019 2,413,205
NVR, Inc.
(a)
............................. 2,182 15,274,982
PulteGroup, Inc. ......................... 157,245 16,230,829
Tempur Sealy International, Inc. ............... 121,534 6,194,588
Toll Brothers, Inc. ......................... 78,747 8,094,404
TopBuild Corp.
(a)
......................... 23,342 8,735,977
Whirlpool Corp. .......................... 39,127 4,764,495
145,772,247
a

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Household Products  —  1 .1%
Church & Dwight Co., Inc. ................... 179,549 $ 16,978,154
Clorox Co. (The) ......................... 90,828 12,951,165
Colgate-Palmolive Co. ..................... 605,306 48,248,941
Kimberly-Clark Corp. ...................... 247,326 30,052,582
Procter & Gamble Co. (The) ................. 1,731,674 253,759,508
Reynolds Consumer Products, Inc. ............. 39,413 1,057,845
Spectrum Brands Holdings, Inc. ............... 25,681 2,048,573
365,096,768
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 490,649 9,444,993
Brookfield Renewable Corp. , Class A ........... 96,385 2,774,924
Clearway Energy, Inc. , Class A ................ 25,306 647,327
Clearway Energy, Inc. , Class C ............... 60,450 1,658,144
Vistra Corp. ............................ 266,988 10,284,378
24,809,766
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 403,714 44,134,014
General Electric Co. ....................... 797,420 101,774,715
Honeywell International, Inc. ................. 489,721 102,699,391
248,608,120
a
Industrial REITs  —  0 .4%
Americold Realty Trust, Inc. .................. 196,369 5,944,090
EastGroup Properties, Inc. .................. 33,708 6,186,766
First Industrial Realty Trust, Inc. ............... 96,874 5,102,354
Prologis, Inc. ............................ 678,560 90,452,048
Rexford Industrial Realty, Inc. ................ 155,104 8,701,334
STAG Industrial, Inc. ...................... 131,030 5,144,238
121,530,830
a
Insurance  —  2 .2%
Aflac, Inc. .............................. 435,067 35,893,028
Allstate Corp. (The) ....................... 192,966 27,011,381
American Financial Group, Inc. ............... 53,109 6,314,129
American International Group, Inc. ............. 523,420 35,461,705
Aon PLC , Class A ........................ 145,538 42,354,469
Arch Capital Group Ltd.
(a)
................... 261,637 19,431,780
Arthur J Gallagher & Co. .................... 155,466 34,961,194
Assurant, Inc. ........................... 39,103 6,588,465
Assured Guaranty Ltd. ..................... 43,212 3,233,554
Axis Capital Holdings Ltd. ................... 56,473 3,126,910
Brighthouse Financial, Inc.
(a)
................. 47,511 2,514,282
Brown & Brown, Inc. ....................... 173,822 12,360,482
Chubb Ltd. ............................. 298,593 67,482,018
Cincinnati Financial Corp. ................... 113,246 11,716,431
CNA Financial Corp. ....................... 18,103 765,938
Everest Group Ltd. ........................ 31,657 11,193,282
Fidelity National Financial, Inc. ................ 188,835 9,634,362
First American Financial Corp. ................ 74,643 4,809,995
Globe Life, Inc. .......................... 64,945 7,905,105
Hanover Insurance Group, Inc. (The) ........... 26,370 3,201,845
Hartford Financial Services Group, Inc. (The) ...... 217,648 17,494,546
Kemper Corp. ........................... 45,953 2,236,533
Kinsale Capital Group, Inc. .................. 15,955 5,343,489
Lincoln National Corp. ..................... 124,762 3,364,831
Loews Corp. ............................ 135,066 9,399,243
Markel Group, Inc.
(a)
....................... 9,654 13,707,715
Marsh & McLennan Companies, Inc. ............ 364,060 68,978,448
MetLife, Inc. ............................ 467,069 30,887,273
Old Republic International Corp. ............... 190,682 5,606,051
Primerica, Inc. ........................... 26,103 5,370,953
Principal Financial Group, Inc. ................ 177,237 13,943,235
Progressive Corp. (The) .................... 430,037 68,496,293
Security Shares Value
a
Insurance (continued)
Prudential Financial, Inc. .................... 266,931 $ 27,683,414
Reinsurance Group of America, Inc. ............ 48,530 7,851,183
RenaissanceRe Holdings Ltd. ................ 36,932 7,238,672
RLI Corp. .............................. 29,337 3,905,342
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 66,994 2,882,082
Travelers Companies, Inc. (The) ............... 167,613 31,928,600
Unum Group ............................ 147,244 6,658,374
W R Berkley Corp.
(b)
....................... 148,474 10,500,081
White Mountains Insurance Group Ltd.
(b)
......... 1,781 2,680,423
Willis Towers Watson PLC ................... 76,216 18,383,299
710,500,435
a
Interactive Media & Services  —  5 .4%
Alphabet, Inc. , Class A
(a)
.................... 4,371,055 610,592,673
Alphabet, Inc. , Class C , NVS
(a)
................ 3,691,976 520,310,178
IAC, Inc.
(a) (b)
............................ 53,336 2,793,740
Match Group, Inc.
(a)
....................... 202,623 7,395,739
Meta Platforms, Inc. , Class A
(a)
................ 1,626,960 575,878,762
Pinterest, Inc. , Class A
(a)
.................... 430,199 15,934,571
TripAdvisor, Inc.
(a) (b)
....................... 76,623 1,649,693
ZoomInfo Technologies, Inc.
(a)
................ 227,658 4,209,396
1,738,764,752
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 464,767 163,091,388
Akamai Technologies, Inc.
(a)
.................. 110,081 13,028,086
Amdocs Ltd. ............................ 87,681 7,706,283
Cloudflare, Inc. , Class A
(a) (b)
.................. 214,233 17,837,040
Cognizant Technology Solutions Corp. , Class A ..... 373,945 28,244,066
DXC Technology Co.
(a)
..................... 153,536 3,511,368
EPAM Systems, Inc.
(a)
...................... 40,750 12,116,605
Gartner, Inc.
(a)
........................... 56,227 25,364,562
Globant SA
(a)
............................ 30,579 7,277,190
GoDaddy, Inc. , Class A
(a)
.................... 108,197 11,486,194
International Business Machines Corp. .......... 668,321 109,303,900
Kyndryl Holdings, Inc.
(a)
..................... 167,694 3,484,681
MongoDB, Inc. , Class A
(a)
................... 49,321 20,164,891
Okta, Inc. , Class A
(a)
....................... 111,211 10,067,932
Snowflake, Inc. , Class A
(a)
................... 230,845 45,938,155
Twilio, Inc. , Class A
(a)
...................... 123,553 9,373,966
VeriSign, Inc.
(a)
.......................... 65,114 13,410,879
501,407,186
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 51,441 4,976,917
Hasbro, Inc. ............................ 94,380 4,819,043
Mattel, Inc.
(a)
............................ 262,391 4,953,942
Peloton Interactive, Inc. , Class A
(a) (b)
............ 234,290 1,426,826
Polaris, Inc. ............................. 40,142 3,804,257
YETI Holdings, Inc.
(a) (b)
..................... 62,799 3,251,732
23,232,717
a
Life Sciences Tools & Services  —  1 .5%
10X Genomics, Inc. , Class A
(a)
................ 66,847 3,740,758
Agilent Technologies, Inc. ................... 214,825 29,867,120
Avantor, Inc.
(a)
........................... 492,516 11,244,140
Azenta, Inc.
(a) (b)
.......................... 43,682 2,845,445
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 15,542 5,018,356
Bio-Techne Corp. ......................... 115,661 8,924,403
Bruker Corp. ............................ 78,729 5,785,007
Charles River Laboratories International, Inc.
(a)
..... 37,603 8,889,349
Danaher Corp. .......................... 484,110 111,994,007
Fortrea Holdings, Inc.
(a) (b)
.................... 65,722 2,293,698
ICON PLC
(a)
............................ 59,496 16,841,533
Illumina, Inc.
(a)
........................... 115,517 16,084,587

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services (continued)
IQVIA Holdings, Inc.
(a)
...................... 133,771 $ 30,951,934
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 85,045 557,045
Medpace Holdings, Inc.
(a)
................... 16,993 5,208,864
Mettler-Toledo International, Inc.
(a)
............. 15,950 19,346,712
QIAGEN NV
(a)
........................... 167,174 7,260,367
Repligen Corp.
(a)
......................... 41,244 7,415,671
Revvity, Inc. ............................ 92,597 10,121,778
Sotera Health Co.
(a) (b)
...................... 77,243 1,301,545
Thermo Fisher Scientific, Inc. ................. 283,759 150,616,440
Waters Corp.
(a) (b)
......................... 42,762 14,078,533
West Pharmaceutical Services, Inc. ............ 54,399 19,154,976
489,542,268
a
Machinery  —  1 .9%
AGCO Corp. ............................ 46,781 5,679,681
Allison Transmission Holdings, Inc. ............. 67,473 3,923,555
Caterpillar, Inc. .......................... 375,289 110,961,699
CNH Industrial N.V. ....................... 713,379 8,688,956
Crane Co.
(b)
............................ 35,471 4,190,544
Cummins, Inc. ........................... 104,578 25,053,751
Deere & Co. ............................ 194,947 77,953,457
Donaldson Co., Inc. ....................... 88,696 5,796,284
Dover Corp. ............................ 102,364 15,744,607
Esab Corp. ............................. 41,621 3,605,211
Flowserve Corp. ......................... 97,439 4,016,436
Fortive Corp. ............................ 259,649 19,117,956
Gates Industrial Corp. PLC
(a)
................. 87,191 1,170,103
Graco, Inc. ............................. 122,008 10,585,414
IDEX Corp. ............................. 56,099 12,179,654
Illinois Tool Works, Inc. ..................... 220,021 57,632,301
Ingersoll Rand, Inc. ....................... 298,380 23,076,709
ITT, Inc. ............................... 60,574 7,227,690
Lincoln Electric Holdings, Inc. ................ 41,028 8,921,949
Middleby Corp. (The)
(a)
..................... 38,864 5,719,615
Nordson Corp. ........................... 41,907 11,070,153
Oshkosh Corp. .......................... 47,490 5,148,391
Otis Worldwide Corp. ...................... 304,287 27,224,558
PACCAR, Inc. ........................... 377,719 36,884,260
Parker-Hannifin Corp. ...................... 93,783 43,205,828
Pentair PLC ............................ 122,021 8,872,147
RBC Bearings, Inc.
(a)
...................... 20,650 5,882,978
Snap-on, Inc. ........................... 38,010 10,978,808
Stanley Black & Decker, Inc. ................. 113,834 11,167,115
Timken Co. (The) ......................... 45,372 3,636,566
Toro Co. (The) ........................... 76,187 7,313,190
Westinghouse Air Brake Technologies Corp. ....... 130,161 16,517,431
Xylem, Inc. ............................. 174,489 19,954,562
619,101,559
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 42,930 3,369,146
a
Media  —  0 .8%
Cable One, Inc. .......................... 4,008 2,230,813
Charter Communications, Inc. , Class A
(a) (b)
........ 74,265 28,865,320
Comcast Corp. , Class A .................... 2,936,462 128,763,859
Fox Corp. , Class A , NVS .................... 181,696 5,390,920
Fox Corp. , Class B ........................ 97,349 2,691,700
Interpublic Group of Companies, Inc. (The) ....... 283,414 9,250,633
Liberty Broadband Corp. , Class A
(a) (b)
............ 12,201 983,889
Liberty Media Corp.-Liberty SiriusXM , Series A
(a) (b)
... 54,309 1,560,841
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
111,422 3,206,725
New York Times Co. (The) , Class A ............. 119,490 5,853,815
News Corp. , Class A , NVS .................. 280,497 6,886,201
News Corp. , Class B ...................... 84,933 2,184,477
Security Shares Value
a
Media (continued)
Nexstar Media Group, Inc. ................... 24,976 $ 3,914,988
Omnicom Group, Inc. ...................... 144,120 12,467,821
Paramount Global , Class A
(b)
................. 8,576 168,604
Paramount Global , Class B , NVS .............. 426,012 6,300,717
Sirius XM Holdings, Inc.
(b)
................... 461,895 2,526,566
Trade Desk, Inc. (The) , Class A
(a)
.............. 324,665 23,362,893
246,610,782
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 130,850 4,448,900
Cleveland-Cliffs, Inc.
(a)
..................... 371,422 7,584,437
Freeport-McMoRan, Inc. .................... 1,052,970 44,824,933
MP Materials Corp. , Class A
(a) (b)
............... 75,941 1,507,429
Newmont Corp. .......................... 845,988 35,015,443
Nucor Corp. ............................ 182,720 31,800,589
Reliance Steel & Aluminum Co. ............... 42,374 11,851,160
Royal Gold, Inc. .......................... 47,883 5,791,928
Southern Copper Corp. ..................... 62,686 5,395,384
SSR Mining, Inc. ......................... 153,415 1,650,745
Steel Dynamics, Inc. ....................... 114,660 13,541,346
United States Steel Corp. ................... 163,486 7,953,594
171,365,888
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 476,101 4,670,551
Annaly Capital Management, Inc. .............. 360,293 6,978,875
Rithm Capital Corp. ....................... 351,564 3,754,704
Starwood Property Trust, Inc. ................. 222,074 4,667,995
20,072,125
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 191,926 13,883,927
CenterPoint Energy, Inc. .................... 462,377 13,210,111
CMS Energy Corp. ........................ 215,944 12,539,868
Consolidated Edison, Inc. ................... 255,611 23,252,933
Dominion Energy, Inc. ...................... 616,016 28,952,752
DTE Energy Co. ......................... 152,209 16,782,564
NiSource, Inc. ........................... 300,890 7,988,629
Public Service Enterprise Group, Inc. ........... 366,736 22,425,906
Sempra ............................... 463,557 34,641,615
WEC Energy Group, Inc. .................... 232,254 19,548,819
193,227,124
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 126,244 16,003,952
Boston Properties, Inc. ..................... 114,567 8,039,166
Cousins Properties, Inc. .................... 112,699 2,744,221
Highwoods Properties, Inc. .................. 79,526 1,825,917
Kilroy Realty Corp. ........................ 84,238 3,356,042
Net Lease Office Properties .................. 10,239 189,217
Vornado Realty Trust ...................... 130,525 3,687,331
35,845,846
a
Oil, Gas & Consumable Fuels  —  3 .5%
Antero Midstream Corp. .................... 248,062 3,108,217
Antero Resources Corp.
(a)
................... 211,447 4,795,618
APA Corp. ............................. 226,439 8,124,631
Cheniere Energy, Inc. ...................... 176,179 30,075,517
Chesapeake Energy Corp. .................. 92,618 7,126,029
Chevron Corp. ........................... 1,265,650 188,784,354
ConocoPhillips .......................... 881,254 102,287,152
Coterra Energy, Inc. ....................... 545,408 13,918,812
Devon Energy Corp. ....................... 472,252 21,393,016
Diamondback Energy, Inc. ................... 131,134 20,336,261
DT Midstream, Inc. ........................ 70,152 3,844,330
EOG Resources, Inc. ...................... 432,197 52,274,227

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EQT Corp. ............................. 263,105 $ 10,171,639
Exxon Mobil Corp. ........................ 2,977,591 297,699,548
Hess Corp. ............................. 204,080 29,420,173
HF Sinclair Corp. ......................... 107,414 5,968,996
Kinder Morgan, Inc. , Class P ................. 1,443,401 25,461,594
Marathon Oil Corp. ........................ 445,471 10,762,579
Marathon Petroleum Corp. .................. 278,550 41,325,678
New Fortress Energy, Inc. , Class A
(b)
............ 47,347 1,786,402
Occidental Petroleum Corp. .................. 506,713 30,255,833
ONEOK, Inc. ............................ 428,932 30,119,605
Ovintiv, Inc. ............................. 188,236 8,267,325
Phillips 66 .............................. 326,773 43,506,557
Pioneer Natural Resources Co. ............... 170,880 38,427,494
Range Resources Corp. .................... 171,910 5,232,940
Southwestern Energy Co.
(a)
.................. 806,451 5,282,254
Targa Resources Corp. ..................... 161,987 14,071,811
Texas Pacific Land Corp. .................... 4,544 7,145,213
Valero Energy Corp. ....................... 250,322 32,541,860
Williams Companies, Inc. (The) ............... 893,337 31,114,928
1,124,630,593
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 46,886 3,320,935
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 93,338 3,646,716
American Airlines Group, Inc.
(a)
................ 484,642 6,658,981
Delta Air Lines, Inc. ....................... 470,422 18,925,077
Southwest Airlines Co. ..................... 433,752 12,526,758
United Airlines Holdings, Inc.
(a)
................ 239,458 9,880,037
51,637,569
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a) (b)
...................... 268,103 3,329,839
Estee Lauder Companies, Inc. (The) , Class A ...... 168,435 24,633,619
Kenvue, Inc. ............................ 1,273,030 27,408,336
Olaplex Holdings, Inc.
(a)
.................... 89,946 228,463
55,600,257
a
Pharmaceuticals  —  3 .5%
Bristol-Myers Squibb Co. .................... 1,497,599 76,841,805
Catalent, Inc.
(a) (b)
......................... 130,636 5,869,475
Elanco Animal Health, Inc.
(a) (b)
................ 357,909 5,332,844
Eli Lilly & Co. ........................... 622,481 362,856,625
Jazz Pharmaceuticals PLC
(a)
................. 45,450 5,590,350
Johnson & Johnson ....................... 1,772,686 277,850,804
Merck & Co., Inc. ......................... 1,868,354 203,687,953
Organon & Co. .......................... 184,339 2,658,168
Perrigo Co. PLC ......................... 100,246 3,225,916
Pfizer, Inc. ............................. 4,156,085 119,653,687
Royalty Pharma PLC , Class A ................ 271,586 7,628,851
Viatris, Inc. ............................. 880,396 9,534,689
Zoetis, Inc. , Class A ....................... 340,392 67,183,169
1,147,914,336
a
Professional Services  —  0 .9%
Automatic Data Processing, Inc. ............... 304,201 70,869,707
Booz Allen Hamilton Holding Corp. , Class A ....... 95,358 12,197,242
Broadridge Financial Solutions, Inc. ............ 85,822 17,657,876
CACI International, Inc. , Class A
(a)
............. 16,129 5,223,538
Ceridian HCM Holding, Inc.
(a) (b)
................ 107,619 7,223,387
Clarivate PLC
(a) (b)
......................... 352,112 3,260,557
Concentrix Corp. ......................... 33,273 3,267,741
Dun & Bradstreet Holdings, Inc. ............... 199,136 2,329,891
Equifax, Inc. ............................ 89,417 22,111,930
FTI Consulting, Inc.
(a)
...................... 24,429 4,865,035
Security Shares Value
a
Professional Services (continued)
Genpact Ltd. ............................ 133,826 $ 4,645,100
Jacobs Solutions, Inc. ...................... 92,239 11,972,622
KBR, Inc. .............................. 100,151 5,549,367
Leidos Holdings, Inc. ...................... 100,736 10,903,665
ManpowerGroup, Inc. ...................... 37,436 2,975,039
Paychex, Inc. ........................... 236,292 28,144,740
Paycom Software, Inc. ..................... 37,866 7,827,660
Paycor HCM, Inc.
(a) (b)
...................... 41,166 888,774
Paylocity Holding Corp.
(a) (b)
.................. 30,722 5,064,522
Robert Half, Inc. ......................... 75,704 6,655,896
Science Applications International Corp. ......... 39,656 4,930,034
SS&C Technologies Holdings, Inc. ............. 158,627 9,693,696
TransUnion
(b)
............................ 142,029 9,758,813
Verisk Analytics, Inc. ....................... 104,971 25,073,373
283,090,205
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a) (b)
................ 223,940 20,846,574
CoStar Group, Inc.
(a)
....................... 297,107 25,964,181
Howard Hughes Holdings, Inc.
(a)
............... 24,206 2,070,823
Jones Lang LaSalle, Inc.
(a)
................... 35,170 6,642,558
Zillow Group, Inc. , Class A
(a) (b)
................ 40,743 2,310,943
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 112,623 6,516,367
64,351,446
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 243,052 8,740,150
Apartment Income REIT Corp. ................ 106,892 3,712,359
AvalonBay Communities, Inc. ................ 103,966 19,464,515
Camden Property Trust ..................... 76,693 7,614,848
Equity LifeStyle Properties, Inc. ............... 131,719 9,291,458
Equity Residential ........................ 274,447 16,785,179
Essex Property Trust, Inc. ................... 46,825 11,609,790
Invitation Homes, Inc. ...................... 447,006 15,247,375
Mid-America Apartment Communities, Inc. , Class A .. 85,977 11,560,467
Sun Communities, Inc. ..................... 90,055 12,035,851
UDR, Inc. .............................. 241,903 9,262,466
125,324,458
a
Retail REITs  —  0 .3%
Agree Realty Corp. ....................... 73,027 4,597,050
Brixmor Property Group, Inc. ................. 216,616 5,040,654
Federal Realty Investment Trust ............... 60,098 6,193,099
Kimco Realty Corp. ....................... 484,393 10,322,415
NNN REIT, Inc. .......................... 136,042 5,863,410
Realty Income Corp. ....................... 534,130 30,669,745
Regency Centers Corp. .................... 132,255 8,861,085
Simon Property Group, Inc. .................. 238,729 34,052,304
Spirit Realty Capital, Inc. .................... 101,614 4,439,516
110,039,278
a
Semiconductors & Semiconductor Equipment  —  7 .4%
Advanced Micro Devices, Inc.
(a)
............... 1,179,013 173,798,306
Allegro MicroSystems, Inc.
(a)
................. 54,969 1,663,912
Analog Devices, Inc. ....................... 366,296 72,731,734
Applied Materials, Inc. ..................... 614,581 99,605,143
Broadcom, Inc. .......................... 317,123 353,988,549
Cirrus Logic, Inc.
(a)
........................ 39,503 3,286,255
Enphase Energy, Inc.
(a) (b)
.................... 97,482 12,881,271
Entegris, Inc. ............................ 110,069 13,188,468
First Solar, Inc.
(a) (b)
........................ 78,548 13,532,249
GlobalFoundries, Inc.
(a) (b)
.................... 57,248 3,469,229
Intel Corp. ............................. 3,103,819 155,966,905
KLA Corp. .............................. 100,890 58,647,357
Lam Research Corp. ...................... 96,799 75,818,785

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Lattice Semiconductor Corp.
(a) (b)
............... 100,310 $ 6,920,387
Marvell Technology, Inc. .................... 628,035 37,876,791
Microchip Technology, Inc. ................... 395,547 35,670,428
Micron Technology, Inc. ..................... 803,848 68,600,388
MKS Instruments, Inc. ..................... 48,406 4,979,525
Monolithic Power Systems, Inc. ............... 33,873 21,366,411
NVIDIA Corp. ........................... 1,747,772 865,531,650
ON Semiconductor Corp.
(a) (b)
................. 317,901 26,554,271
Qorvo, Inc.
(a)
............................ 72,958 8,215,800
QUALCOMM, Inc. ........................ 820,592 118,682,221
Skyworks Solutions, Inc. .................... 116,370 13,082,315
Teradyne, Inc. ........................... 112,887 12,250,497
Texas Instruments, Inc. ..................... 667,696 113,815,460
Universal Display Corp. .................... 34,078 6,517,758
Wolfspeed, Inc.
(a) (b)
........................ 89,958 3,914,073
2,382,556,138
a
Software  —  10 .9%
Adobe, Inc.
(a)
............................ 337,039 201,077,467
Alteryx, Inc. , Class A
(a) (b)
.................... 47,513 2,240,713
ANSYS, Inc.
(a)
........................... 63,553 23,062,113
AppLovin Corp. , Class A
(a)
................... 154,037 6,138,374
Aspen Technology, Inc.
(a)
.................... 20,575 4,529,586
Atlassian Corp. , Class A
(a)
................... 114,288 27,184,544
Autodesk, Inc.
(a)
.......................... 157,797 38,420,414
Bentley Systems, Inc. , Class B
(b)
............... 144,098 7,519,034
BILL Holdings, Inc.
(a)
....................... 74,946 6,114,844
Cadence Design Systems, Inc.
(a)
.............. 198,813 54,150,697
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 146,931 1,673,544
Confluent, Inc. , Class A
(a)
................... 135,030 3,159,702
Crowdstrike Holdings, Inc. , Class A
(a)
............ 156,622 39,988,729
Datadog, Inc. , Class A
(a)
.................... 201,144 24,414,859
DocuSign, Inc.
(a)
......................... 147,766 8,784,689
Dolby Laboratories, Inc. , Class A .............. 44,571 3,841,129
DoubleVerify Holdings, Inc.
(a) (b)
................ 100,882 3,710,440
Dropbox, Inc. , Class A
(a)
.................... 188,573 5,559,132
Dynatrace, Inc.
(a)
......................... 176,331 9,643,542
Elastic NV
(a)
............................ 57,443 6,473,826
Fair Isaac Corp.
(a)
......................... 17,874 20,805,515
Five9, Inc.
(a) (b)
........................... 52,667 4,144,366
Fortinet, Inc.
(a)
........................... 482,788 28,257,582
Gen Digital, Inc. .......................... 411,260 9,384,953
Gitlab, Inc. , Class A
(a)
...................... 64,304 4,048,580
Guidewire Software, Inc.
(a) (b)
.................. 60,636 6,611,749
HashiCorp, Inc. , Class A
(a)
................... 67,779 1,602,296
HubSpot, Inc.
(a) (b)
......................... 33,355 19,363,912
Informatica, Inc. , Class A
(a) (b)
................. 33,675 956,033
Intuit, Inc. .............................. 200,947 125,597,903
Manhattan Associates, Inc.
(a) (b)
................ 45,027 9,695,214
Microsoft Corp. .......................... 5,474,248 2,058,536,218
nCino, Inc.
(a) (b)
........................... 50,650 1,703,360
NCR Voyix Corp.
(a) (b)
....................... 96,005 1,623,445
Nutanix, Inc. , Class A
(a)
..................... 179,056 8,539,181
Oracle Corp. ............................ 1,134,807 119,642,702
Palantir Technologies, Inc. , Class A
(a)
........... 1,404,244 24,110,869
Palo Alto Networks, Inc.
(a)
................... 221,664 65,364,280
Pegasystems, Inc.
(b)
....................... 30,425 1,486,566
Procore Technologies, Inc.
(a)
................. 57,333 3,968,590
PTC, Inc.
(a)
............................. 83,716 14,646,951
RingCentral, Inc. , Class A
(a)
.................. 62,877 2,134,674
Roper Technologies, Inc. .................... 77,735 42,378,790
Salesforce, Inc.
(a)
......................... 696,210 183,200,699
SentinelOne, Inc. , Class A
(a)
.................. 168,714 4,629,512
ServiceNow, Inc.
(a)
........................ 149,744 105,792,639
Smartsheet, Inc. , Class A
(a)
.................. 94,170 4,503,209
Security Shares Value
a
Software (continued)
Splunk, Inc.
(a) (b)
.......................... 114,641 $ 17,465,556
Synopsys, Inc.
(a)
......................... 111,721 57,526,260
Teradata Corp.
(a)
......................... 74,205 3,228,660
Tyler Technologies, Inc.
(a)
................... 30,674 12,825,413
UiPath, Inc. , Class A
(a) (b)
.................... 279,793 6,950,058
Unity Software, Inc.
(a) (b)
..................... 215,396 8,807,542
Workday, Inc. , Class A
(a)
.................... 147,273 40,656,184
Zoom Video Communications, Inc. , Class A
(a)
...... 187,472 13,481,112
Zscaler, Inc.
(a) (b)
.......................... 65,234 14,453,245
3,525,811,196
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 342,400 73,917,312
Crown Castle, Inc. ........................ 318,175 36,650,578
CubeSmart ............................. 163,427 7,574,842
Digital Realty Trust, Inc. .................... 222,699 29,970,831
EPR Properties .......................... 53,741 2,603,752
Equinix, Inc. ............................ 68,649 55,289,218
Extra Space Storage, Inc. ................... 153,775 24,654,746
Gaming and Leisure Properties, Inc. ............ 189,852 9,369,196
Iron Mountain, Inc. ........................ 212,957 14,902,731
Lamar Advertising Co. , Class A ............... 64,763 6,883,012
National Storage Affiliates Trust ............... 61,739 2,560,316
Public Storage ........................... 115,267 35,156,435
Rayonier, Inc. ........................... 107,412 3,588,635
SBA Communications Corp. , Class A ............ 78,439 19,899,190
VICI Properties, Inc. ....................... 762,441 24,306,619
Weyerhaeuser Co. ........................ 540,516 18,793,741
366,121,154
a
Specialty Retail  —  2 .1%
Advance Auto Parts, Inc. .................... 44,230 2,699,357
AutoNation, Inc.
(a) (b)
....................... 20,878 3,135,458
AutoZone, Inc.
(a)
......................... 12,979 33,558,632
Bath & Body Works, Inc. .................... 166,554 7,188,471
Best Buy Co., Inc. ........................ 142,191 11,130,711
Burlington Stores, Inc.
(a)
.................... 47,817 9,299,450
CarMax, Inc.
(a) (b)
.......................... 116,030 8,904,142
Dick's Sporting Goods, Inc. .................. 43,846 6,443,170
Five Below, Inc.
(a)
......................... 39,954 8,516,595
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 77,331 8,627,046
GameStop Corp. , Class A
(a) (b)
................. 194,994 3,418,245
Gap, Inc. (The) .......................... 144,490 3,021,286
Home Depot, Inc. (The) .................... 735,652 254,940,201
Lithia Motors, Inc. ........................ 20,281 6,678,128
Lowe's Companies, Inc. .................... 424,780 94,534,789
Murphy USA, Inc. ........................ 14,410 5,138,030
O'Reilly Automotive, Inc.
(a)
................... 43,381 41,215,420
Penske Automotive Group, Inc.
(b)
.............. 14,648 2,351,150
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 58,220 183,975
RH
(a) (b)
................................ 11,454 3,338,612
Ross Stores, Inc. ......................... 246,977 34,179,147
TJX Companies, Inc. (The) .................. 847,121 79,468,421
Tractor Supply Co. ........................ 80,878 17,391,196
Ulta Beauty, Inc.
(a)
........................ 36,238 17,756,258
Valvoline, Inc.
(a)
.......................... 101,983 3,832,521
Victoria's Secret & Co.
(a)
.................... 60,511 1,605,962
Wayfair, Inc. , Class A
(a) (b)
.................... 60,429 3,728,469
Williams-Sonoma, Inc. ..................... 46,554 9,393,666
681,678,508
a
Technology Hardware, Storage & Peripherals  —  6 .7%
Apple, Inc. ............................. 10,846,957 2,088,364,631
Hewlett Packard Enterprise Co. ............... 939,485 15,952,455
HP, Inc. ............................... 637,480 19,181,773

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ............................ 154,020 $ 13,578,403
Pure Storage, Inc. , Class A
(a)
................. 206,836 7,375,772
Western Digital Corp.
(a)
..................... 236,437 12,382,206
2,156,835,240
a
Textiles, Apparel & Luxury Goods  —  0 .6%
Birkenstock Holding PLC
(a) (b)
................. 21,918 1,068,064
Capri Holdings Ltd.
(a)
...................... 83,750 4,207,600
Carter's, Inc. ............................ 27,206 2,037,458
Columbia Sportswear Co. ................... 25,539 2,031,372
Crocs, Inc.
(a) (b)
........................... 44,393 4,146,750
Deckers Outdoor Corp.
(a)
.................... 19,175 12,817,145
Lululemon Athletica, Inc.
(a)
................... 81,777 41,811,762
Nike, Inc. , Class B ........................ 874,656 94,961,402
PVH Corp.
(b)
............................ 44,148 5,391,354
Ralph Lauren Corp. , Class A ................. 30,297 4,368,828
Skechers USA, Inc. , Class A
(a)
................ 99,400 6,196,596
Tapestry, Inc. ............................ 168,036 6,185,405
Under Armour, Inc. , Class A
(a)
................. 143,728 1,263,369
Under Armour, Inc. , Class C
(a)
................ 143,794 1,200,680
VF Corp. .............................. 259,505 4,878,694
192,566,479
a
Tobacco  —  0 .5%
Altria Group, Inc. ......................... 1,313,740 52,996,272
Philip Morris International, Inc. ................ 1,141,479 107,390,344
160,386,616
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 75,608 3,171,000
Core & Main, Inc. , Class A
(a) (b)
................ 98,727 3,989,558
Fastenal Co. ............................ 420,090 27,209,229
Ferguson PLC ........................... 150,126 28,984,827
MSC Industrial Direct Co., Inc. , Class A .......... 34,619 3,505,520
SiteOne Landscape Supply, Inc.
(a) (b)
............. 32,241 5,239,162
United Rentals, Inc. ....................... 49,880 28,602,190
Watsco, Inc. ............................ 24,390 10,450,383
WESCO International, Inc. ................... 32,239 5,605,717
WW Grainger, Inc.
(b)
....................... 32,469 26,906,736
143,664,322
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 142,714 $ 18,836,821
Essential Utilities, Inc. ...................... 177,341 6,623,686
25,460,507
a
Wireless Telecommunication Services  —  0 .2%
GCI Liberty, Inc. , Class A
(a) (d)
................. 70,458 —
T-Mobile U.S., Inc. ........................ 384,851 61,703,162
61,703,162
a
Total Common Stocks — 99.7%
(Cost: $ 27,304,017,870 ) .............................. 32,298,709,360
a
Rights
Office REITs  —  0 .0%
Net Lease Office Properties , (Expires 01/31/24) .... 10,395 2,827
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 2,827
Total Long-Term Investments — 99.7%
(Cost: $ 27,304,017,870 ) .............................. 32,298,712,187
a
Short-Term Securities
Money Market Funds  —  1 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.54%
(c) (e) (f)
...................... 300,391,727 300,571,962
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.33%
(c) (e)
............................ 44,892,446 44,892,446
a
Total Short-Term Securities — 1.1%
(Cost: $ 345,138,230 ) ................................ 345,464,408
Total Investments — 100.8%
(Cost: $ 27,649,156,100 ) .............................. 32,644,176,595
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (267,677,997)
Net Assets — 100.0% ................................. $ 32,376,498,598
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
Russell 1000 ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 415,800,305  $ —  $ (115,381,217)
(a)
$ 126,827  $ 26,047  $ 300,571,962  300,391,727  $ 2,684,417
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 42,252,528  2,639,918
(a)
—  —  —  44,892,446  44,892,446  1,916,552  —
BlackRock, Inc. .. 74,212,099  15,842,894  (17,058,418) 4,837,947  10,925,255  88,759,777  109,337  1,651,390  —
$ 4,964,774  $ 10,951,302
$ 434,224,185
$ 6,252,359  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 301 03/15/24 $ 72,541 $ 2,230,034
E-Mini S&P MidCap 400 Index ............................................................. 19 03/15/24 5,338 231,809
$ 2,461,843

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 32,298,619,593  $ 89,767  $ —  $ 32,298,709,360
Rights ................................................ —  2,827  —  2,827
Short-Term Securities
Money Market Funds ...................................... 345,464,408  —  —  345,464,408
$ 32,644,084,001  $ 92,594  $ —  $ 32,644,176,595
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 2,461,843  $ —  $ —  $ 2,461,843
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)